UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 2.3%
Hotels, Restaurants & Leisure — 2.3%
	Starwood Hotels & Resorts Worldwide, Inc.	77,198	3,600,515
	Vail Resorts, Inc. (a)	93,900	3,764,451
Hotels, Restaurants & Leisure Total			7,364,966
CONSUMER DISCRETIONARY TOTAL			7,364,966
FINANCIALS — 95.7%
Real Estate Investment Trusts (REITs) — 95.4%
	Alexandria Real Estate Equities, Inc.	230,700	15,595,320
	AvalonBay Communities, Inc.	87,600	7,564,260
	BioMed Realty Trust, Inc.	843,300	13,948,182
	Boardwalk Real Estate Investment Trust (b) CAD	198,108	7,850,979
	Boston Properties, Inc.	193,000	14,559,920
	Brandywine Realty Trust	623,354	7,611,152
	CBL & Associates Properties, Inc.	365,146	5,002,500
	Corporate Office Properties Trust SBI MD	378,262	15,179,654
	Digital Realty Trust, Inc.	308,465	16,718,803
	Entertainment Properties Trust	335,600	13,803,228
	Equity Lifestyle Properties, Inc.	267,556	14,415,917
	Equity Residential Property Trust	261,038	10,219,638
	Extra Space Storage, Inc.	150,700	1,910,876
	Federal Realty Investment Trust	245,270	17,858,109
	Health Care REIT, Inc.	73,600	3,328,928
	Host Hotels & Resorts, Inc.	850,404	12,458,419
	Liberty Property Trust	243,500	8,264,390
	Mid-America Apartment Communities, Inc.	162,902	8,436,694
	Potlatch Corp.	397,719	13,936,074
	Public Storage	231,509	21,296,513
	Ramco-Gershenson Properties Trust	268,300	3,021,058
	Simon Property Group, Inc.	505,351	42,398,949
	Sunstone Hotel Investors, Inc. (a)	85,100	950,567
	Ventas, Inc.	449,637	21,348,765
	Vornado Realty Trust	150,420	11,386,794
Real Estate Investment Trusts (REITs) Total			309,065,689

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		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
	Jones Lang LaSalle, Inc.	11,300	823,657
Real Estate Management & Development Total			823,657
FINANCIALS TOTAL			309,889,346
HEALTH CARE — 1.1%
Health Care Providers & Services — 1.1%
	Emeritus Corp. (a)	174,600	3,553,110
Health Care Providers & Services Total			3,553,110
HEALTH CARE TOTAL			3,553,110

	Total Common Stocks (cost of $235,910,185)		320,807,422

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 04/22/10, market value $2,388,805 (repurchase proceeds $2,338,000)	2,338,000	2,338,000

	Total Short-Term Obligation (cost of $2,338,000)		2,338,000

	Total Investments — 99.8% (cost of $238,248,185)(c)(d)		323,145,422

	Other Assets & Liabilities, Net — 0.2%		643,812

	Net Assets — 100.0%		323,789,234

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

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Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$320,807,422	$—	$—	$320,807,422
Total Short-Term Obligation	—	2,338,000	—	2,338,000
Total Investments	$320,807,422	$2,338,000	$—	$323,145,422

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	This security denominated in Canadian dollars.
(c)	Cost for federal income tax purposes is $238,248,185.
(d)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$87,105,826	$(2,208,589)	$84,897,237

Acronym	Name
CAD	Canadian Dollar

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2010